Note 14 - Derivative Financial Instruments (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 17, 2022 USD ($)	Oct. 12, 2021 USD ($)	Apr. 09, 2020 USD ($)	Jul. 24, 2018	Aug. 08, 2017 USD ($)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 637,697	$ 1,218,375	$ 3,189,610
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	3
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 1,600,000
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Notional Amount						$ 10,000,000	$ 10,000,000		$ 5,000,000
Derivative, Fixed Interest Rate						1.032%	0.737%
Interest Rate Swap [Member] | National Bank of Greece S.A. (NBG) [Member]
Derivative, Notional Amount					$ 10,000,000
Derivative, Fixed Interest Rate					3.189%
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held			4
Freight Forward Agreements [Member] | Restricted Cash [Member]
Derivative Liability, Fair Value of Collateral		$ 0	$ 928,658
Freight Forward Agreements [Member] | HSBC Bank PLC [Member]
Derivative, Fixed Interest Rate								2.93%
Freight Forward Agreements 1 [Member]
Charter Equivalent Rate Per Day			$ 16,500	28,175
Freight Forward Agreements 2 [Member]
Derivative, Number of Instruments Held			3
Charter Equivalent Rate Per Day			$ 17,750	$ 12,000
Freight Forward Agreements 3 [Member]
Charter Equivalent Rate Per Day			16,250
Freight Forward Agreements 4 [Member]
Charter Equivalent Rate Per Day			17,500
Freight Forward Agreements 5 [Member]
Charter Equivalent Rate Per Day			10,100
Freight Forward Agreements 6 [Member]
Charter Equivalent Rate Per Day			10,000
Freight Forward Agreements 7 [Member]
Charter Equivalent Rate Per Day			$ 10,675